Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
35,137	iShares 20+ Year Treasury Bond ETF	$3,737,523	0.5
1,181,532	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	58,508,047	7.4
453,863	Xtrackers USD High Yield Corporate Bond ETF	15,771,739	2.0

	Total Exchange-Traded Funds
	(Cost $77,968,782)	78,017,309	9.9

MUTUAL FUNDS: 89.8%
	Affiliated Investment Companies: 89.8%
5,274,736	Voya Emerging Markets Index Portfolio - Class I	53,855,054	6.9
314,546	(1) Voya Russell Large Cap Growth Index Portfolio Class I	16,718,131	2.1
1,845,743	Voya U.S. Bond Index Portfolio - Class I	17,183,871	2.2
1,482,929	(1) Voya VACS Index Series EM Portfolio	15,615,244	2.0
14,227,810	(1) Voya VACS Index Series I Portfolio	142,562,661	18.1
3,504,548	(1) Voya VACS Index Series MC Portfolio	33,888,976	4.3
37,781,245	(1) Voya VACS Index Series S Portfolio	382,724,015	48.6
4,560,068	(1) Voya VACS Index Series SC Portfolio	44,141,457	5.6

	Total Mutual Funds
	(Cost $701,427,927)	706,689,409	89.8

	Total Investments in Securities (Cost $779,396,709)	$784,706,718	99.7
	Assets in Excess of Other Liabilities	2,064,502	0.3
	Net Assets	$786,771,220	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$78,017,309	$–	$–	$78,017,309
Mutual Funds	$706,689,409	$–	$–	$706,689,409
Total Investments, at fair value	$784,706,718	$–	$–	$784,706,718
Other Financial Instruments+
Futures	949,926	–	–	949,926
Total Assets	$785,656,644	$–	$–	$785,656,644
Liabilities Table
Other Financial Instruments+
Futures	$(1,443,829)	$–	$–	$(1,443,829)
Total Liabilities	$(1,443,829)	$–	$–	$(1,443,829)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$53,855,054	$-	$-	$53,855,054	$-	$-	$-
Voya Emerging Markets Index Portfolio - Class P2	60,607,742	10,096,018	(86,688,102)	15,984,342	-	-	(14,165,696)	-
Voya International Index Portfolio - Class P2	119,304,302	702,328	(123,798,342)	3,791,712	-	-	6,011,882	-
Voya Russell Large Cap Growth Index - Class I	-	15,198,447	(20,171)	1,539,855	16,718,131	-	1,104	-
Voya Russell Mid Cap Index Portfolio - Class P2	28,866,934	4,350,192	(40,844,498)	7,627,372	-	-	(5,327,024)	-
Voya Russell Small Cap Index Portfolio - Class P2	42,899,951	1,204,766	(56,419,994)	12,315,277	-	-	(9,626,480)	-
Voya U.S. Bond Index Portfolio - Class I	-	41,001,065	(23,986,841)	169,647	17,183,871	131,154	(200,833)	-
Voya U.S. Bond Index Portfolio - Class P2	88,705,910	2,360,928	(101,798,125)	10,731,287	-	332,339	(8,804,530)	-
Voya U.S. Stock Index Portfolio - Class P2	348,192,460	7,813,107	(402,017,401)	46,011,834	-	-	(24,350,033)	-
Voya VACS Index Series Emerging Markets Portfolio	-	15,157,593	(3,863)	461,514	15,615,244	-	121	-
Voya VACS Index Series I Portfolio	-	143,681,777	(1,791,498)	672,382	142,562,661	-	(18,858)	5,534
Voya VACS Index Series MC Portfolio	-	36,085,414	(1,063,438)	(1,133,000)	33,888,976	-	(1,393)	-
Voya VACS Index Series S Portfolio	-	384,113,399	(6,387,400)	4,998,016	382,724,015	-	(19,352)	-
Voya VACS Index Series SC Portfolio	-	48,024,958	(2,436,568)	(1,446,933)	44,141,457	-	55,987	-
	$688,577,299	$763,645,046	$(847,256,241)	$101,723,305	$706,689,409	$463,493	$(56,445,105)	$5,534

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	160	06/16/23	$14,508,000	$428,371
U.S. Treasury Ultra Long Bond	84	06/22/23	11,854,500	521,555
			$26,362,500	$949,926
Short Contracts:
MSCI EAFE Index	(75)	06/16/23	(7,861,875)	(269,628)
S&P 500® E-Mini	(95)	06/16/23	(19,654,313)	(1,174,201)
			$(27,516,188)	$(1,443,829)

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $786,457,217.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$9,174,019
Gross Unrealized Depreciation	(11,418,421)
Net Unrealized Depreciation	$(2,244,402)